UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2012 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value

TECHNOLOGY — 24.7%
Arris Group, Inc.*	602,800	$9,005,832
Arrow Electronics, Inc.*	2,120,600	80,752,448
Avnet, Inc. *	2,332,000	71,382,520
Interdigital, Inc.	920,648	37,838,633
VEECO Instruments Inc.*	420,500	12,413,160
Western Digital Corporation*	2,016,100	85,664,089
		$297,056,682
OIL FIELD SERVICES — 17.4%
Atwood Oceanics, Inc.*	277,206	$12,693,263
Baker Hughes Incorporated	428,772	17,511,048
Ensco PLC	1,203,200	71,325,696
Helmerich & Payne, Inc.	179,500	10,053,795
Patterson-UTI Energy, Inc.	844,300	15,729,309
Rowan Companies, Inc.*	2,603,276	81,404,440
		$208,717,551
OIL AND GAS EXPLORATION — 11.4%
Cabot Oil & Gas Corporation	189,800	$9,440,652
Cimarex Energy Co.	186,000	10,737,780
Newfield Exploration Company*	1,087,200	29,115,216
Rosetta Resources, Inc.*	1,541,100	69,904,296
SM Energy Company	341,900	17,850,599
		$137,048,543
INDUSTRIAL PRODUCTS — 7.6%
Alliant Techsystems Inc.	52,400	$3,246,704
Oshkosh Truck Corporation*	1,266,900	37,563,585
Trinity Industries, Inc.	1,415,500	50,703,210
		$91,513,499
RETAILING — 3.7%
Foot Locker, Inc.	682,400	$21,918,688
Signet Jewelers Limited*	408,900	21,835,260
		$43,753,948
BUSINESS SERVICES — 2.0%
Devry Inc.	987,100	$23,423,883

BASIC MATERIALS — 1.4%
Reliance Steel & Aluminum Co.	275,308	$17,096,627

FINANCIAL — 0.9%
Federated Investors, Inc.	554,943	$11,226,497

TOTAL COMMON STOCKS — 69.1% (Cost $490,433,031)		$829,837,230

U.S. TREASURIES — 18.4%
U.S. Treasury Note
— 1.375% 01/15/2013	$50,000,000	$50,021,290
— 1.375% 03/15/2013	170,000,000	170,430,984
TOTAL U.S. TREASURIES (Cost $221,662,500)		$220,452,274

TOTAL INVESTMENTS — 87.5% (Cost $712,095,531)		$1,050,289,504

SHORT-TERM INVESTMENTS — 12.3%
Exxon Mobil Corporation — 0.06% 01/03/13	$60,000,000	$59,999,800
Federal Home Loan Mortgage Corporation — 0.07% 2/01/13	43,000,000	42,997,408
State Street Bank Repurchase Agreement — 0.01% 01/02/13
(Dated 12/31/2012, repurchase price of $45,133,000, collateralized by $42,755,000 principal amount U.S. Treasury Notes — 2.25% 2017, fair value $46,040,209)	45,133,000	45,133,013
TOTAL SHORT-TERM INVESTMENTS (Cost $148,130,221)		$148,130,221

TOTAL INVESTMENTS — 99.8% (Cost $860,225,752) — NOTE 2		$1,198,419,725
Other assets and liabilities, net — 0.2%		2,421,063
NET ASSETS — 100.0%		$1,200,840,788

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2012:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$829,837,230	—	—	$829,837,230
U.S. Treasuries	—	$220,452,274	—	220,452,274
Short-Term Investments	—	148,130,221	—	148,130,221
Total Investments	$829,837,230	$368,582,495	—	$1,198,419,725

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2012.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$350,242,456
Gross unrealized depreciation:	(12,048,483)
Net unrealized appreciation:	$338,193,973

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 28, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       February 28, 2013